Exeter  Fund,  Inc.

Pro-Blendsm  Conservative  Term  Series
Pro-Blendsm  Moderate  Term  Series
Pro-Blendsm  Extended  Term  Series
Pro-Blendsm  Maximum  Term  Series

Supplement  dated  April  25,  2003  to  the
Prospectus  dated  March  1,  2003


This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The sub-section of the Prospectus entitled "Summary of Past Performance," under the section entitled, "Goals, Strategies, and Risks" for the Pro-Blendsm Conservative Term Series is amended as follows:

The  first  paragraph  is  deleted  and  replaced  by  the  following paragraph:

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Class A shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of the Lehman Brothers Intermediate Government/Credit Bond Index and a blended index, 12% of which is the Standard & Poor's 500 Total Return Index and 88% of which is the Lehman Brothers Intermediate Government/Credit Bond Index. The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index of corporate and government bonds with maturities ranging from one to ten years. The S&P 500 Total Return Index is an unmanaged index of common stocks. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios.

The Average Annual Total Returns chart is hereby deleted and replaced by the following:

     Average  Annual  Total  Returns
     (For  the  periods  ended  December  31,  2002)

                                                                 Since
                                   1  Year     5  Years     Inception*

Return  Before  Taxes               4.25%        6.26%           6.51%
Return  After  Taxes  on
Distributions                       3.22%        4.27%           4.53%
Return  After  Taxes  on
Distributions
and  Sale  of  Series  Shares       2.60%        4.13%           4.33%

Indices:
(reflect  no  deduction  for  fees,  expenses,  or  taxes)
Lehman  Brothers  Intermediate
Government/Credit  Bond  Index          9.84%     7.48%     7.22%
12%/88%  Blended  Index                 5.74%     6.73%     7.47%

*Performance numbers for the Series and Indices are calculated from November 1, 1995, the Series' inception date.

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The  sub-section of the Prospectus entitled "Summary of Past Performance," under the section entitled, "Goals, Strategies, and Risks" for the Pro-Blendsm Moderate Term Series is amended as follows:

The  first  paragraph  is  deleted  and  replaced  by  the  following paragraph:

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Class A shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of the Lehman Brothers Intermediate Government/Credit Bond Index and a blended index, 40% of which is the Standard & Poor's 500 Total Return Index and 60% of which is the Lehman Brothers Intermediate Government/Credit Bond Index. The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index of corporate and government bonds with maturities ranging from one to ten years. The S&P 500 Total Return Index is an unmanaged index of common stocks. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios.

The Average Annual Total Returns chart is hereby deleted and replaced by the following:


     Average  Annual  Total  Returns
     (For  the  periods  ended  December  31,  2002)

                                                                 Since
                                   1  Year     5  Years     Inception*

Return  Before  Taxes               -6.69%     4.86%             7.06%
Return  After  Taxes  on
Distributions                       -7.29%     2.40%             4.59%
Return  After  Taxes  on
Distributions
and  Sale  of  Series  Shares      -4.11%      2.88%             4.65%

Indices:
(reflect  no  deduction  for  fees,  expenses,  or  taxes)
Lehman  Brothers  Intermediate
Government/Credit  Bond  Index         9.84%     7.48%     6.71%
40%/60%  Blended  Index               -3.56%     4.69%     8.07%

*Performance numbers for the Series are calculated from September 15, 1993, the Series' inception date. Performance numbers for the Indices are calculated from September 30, 1993.

The first paragraph in the section "How to Buy, Exchange, and Redeem Shares" is hereby deleted and replaced by the following:

The initial minimum investment for each Series selected is $2,000 for direct investors and $25,000 for investors who purchase shares through a financial intermediary. These minimums may be waived for certain qualified retirement plans, participants in the Automatic Investment Plan, and employees of the Advisor or its affiliates.

The  Prospectus  is  hereby amended to reflect the addition of this information.

PLEASE  RETAIN  THIS  SUPPLEMENT  FOR  FUTURE  REFERENCE

Exeter  Fund,  Inc.

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